Restatement of Previously Issued Financial Statements (Details) - Thunder Bridge Acquisition Il, Ltd.[Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Public Warrants [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Redeemable warrants	17,250,000
Private Placement [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Redeemable warrants	8,650,000
Class A Ordinary Shares [Member] | Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Ordinary shares subject to possible redemption	32,751,669	32,897,017
Class A Ordinary Shares [Member] | Adjusted [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Ordinary shares subject to possible redemption	1,748,331	1,602,983
Class A Ordinary Shares [Member] | As restated [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Ordinary shares subject to possible redemption	34,500,000	34,500,000